SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Description related to time deposit	the Company’s time deposits represented funds placed with commercial banks in the PRC from August 25, 2025 to February 25, 2026. The Company has pledged the relevant deposit certificates as a pledge guarantee for a third party for this period. The aforementioned pledge was fully released upon maturity on February 25, 2026.
Customer advance	$ 216,221	$ 281,556